Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Aegis Funds
Entity Central Index Key	0001251896
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	Aegis Value Fund
Class Name	Class I
Trading Symbol	AVALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aegis Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.aegisfunds.com/documents. You can also request this information by contacting us at 1-800-528-3780.
Additional Information Phone Number	1-800-528-3780
Additional Information Website	www.aegisfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	1.31%
[1]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.31%
Net Assets	$ 1,116,002,298
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 7,503,714
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,116,002,298	Net Advisory Fee	$7,503,714
Number of Holdings	87	Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
Cenovus Energy, Inc.	7.4%
International Petroleum Corp.	3.6%
Precision Drilling Corp.	3.4%
Equinox Gold Corp.	3.2%
Bank of Cyprus Holdings PLC	3.1%
Harley-Davidson, Inc.	3.0%
Capital Ltd.	2.9%
Hallador Energy Company	2.7%
Vermilion Energy, Inc.	2.7%
Radian Group, Inc.	2.7%

Top Ten Countries	(%)
Canada	42.8%
United States	32.9%
Australia	6.3%
Mauritius	5.0%
Cyprus	3.5%
United Kingdom	3.4%
Nigeria	1.8%
Ireland	1.8%
Switzerland	1.3%
Cash & Other	1.2%
[2]
Updated Prospectus Web Address	www.aegisfunds.com/documents

[1]
*	Expense ratio is annualized.

[2]
*	Percentages are stated as a percent of net assets.